iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .0%
Axon Enterprise, Inc.
(a)
..................... 25,749 $ 12,451,702
General Electric Co. ....................... 62,208 19,084,792
Howmet Aerospace, Inc. .................... 24,616 5,122,097
36,658,591
a
Air Freight & Logistics  —  1 .2%
CH Robinson Worldwide, Inc. ................ 80,831 15,758,004
Expeditors International of Washington, Inc. ....... 188,708 30,295,182
46,053,186
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 50,151 3,798,938
a
Automobiles  —  2 .2%
Rivian Automotive, Inc. , Class A
(a)
.............. 289,406 4,268,739
Tesla, Inc.
(a)
............................. 178,364 76,769,649
81,038,388
a
Banks  —  0 .3%
PNC Financial Services Group, Inc. (The) ........ 57,504 12,840,643
a
Beverages  —  1 .4%
Coca-Cola Co. (The) ...................... 621,705 46,509,751
Keurig Dr Pepper, Inc. ..................... 144,111 3,954,406
50,464,157
a
Biotechnology  —  2 .4%
Alnylam Pharmaceuticals, Inc.
(a)
............... 19,739 6,672,966
Amgen, Inc. ............................ 42,019 14,365,456
Biogen, Inc.
(a)
........................... 25,887 4,656,813
Gilead Sciences, Inc. ...................... 326,094 46,289,043
Regeneron Pharmaceuticals, Inc. .............. 8,310 6,161,450
Vertex Pharmaceuticals, Inc.
(a)
................ 25,686 12,069,851
90,215,579
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 54,811 4,999,860
MercadoLibre, Inc.
(a)
....................... 7,660 16,452,071
21,451,931
a
Building Products  —  1 .6%
Carrier Global Corp. ....................... 93,107 5,547,315
Johnson Controls International PLC ............ 118,902 14,180,253
Lennox International, Inc. ................... 15,285 7,567,298
Trane Technologies PLC .................... 80,654 33,921,459
61,216,325
a
Capital Markets  —  4 .9%
Bank of New York Mellon Corp. (The) ........... 285,274 34,210,058
Cboe Global Markets, Inc. ................... 31,096 8,242,306
Intercontinental Exchange, Inc. ............... 62,777 10,909,387
Moody's Corp. ........................... 37,640 19,405,678
Morgan Stanley .......................... 278,647 50,936,671
Nasdaq, Inc. ............................ 105,157 10,188,662
Raymond James Financial, Inc. ............... 62,030 10,288,296
S&P Global, Inc. ......................... 62,415 32,942,013
State Street Corp. ........................ 56,557 7,401,049
184,524,120
a
Chemicals  —  1 .7%
Ecolab, Inc. ............................ 142,353 40,142,122
Linde PLC ............................. 39,151 17,890,833
PPG Industries, Inc. ....................... 38,202 4,417,297
62,450,252
a
Security Shares Value
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 203,094 $ 20,102,244
a
Communications Equipment  —  1 .2%
Arista Networks, Inc.
(a)
..................... 114,656 16,251,342
Cisco Systems, Inc. ....................... 326,110 25,540,935
F5, Inc.
(a) (b)
............................. 15,504 4,273,057
46,065,334
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 9,274 4,401,719
a
Construction Materials  —  1 .1%
CRH PLC .............................. 335,861 41,112,745
a
Consumer Finance  —  1 .3%
American Express Co. ..................... 117,282 41,303,202
Synchrony Financial ....................... 96,657 7,020,198
48,323,400
a
Consumer Staples Distribution & Retail  —  0 .2%
Target Corp. ............................ 57,380 6,051,869
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 80,117 4,556,254
International Paper Co. ..................... 97,607 3,935,514
8,491,768
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 34,625 4,812,529
a
Diversified Telecommunication Services  —  0 .5%
Verizon Communications, Inc. ................ 395,202 17,594,393
a
Electric Utilities  —  0 .6%
Eversource Energy ....................... 201,857 13,954,375
Exelon Corp. ............................ 212,394 9,511,003
23,465,378
a
Electrical Equipment  —  0 .4%
GE Vernova, Inc. ......................... 20,179 14,657,420
a
Electronic Equipment, Instruments & Components  —  0 .4%
Keysight Technologies, Inc.
(a)
................. 63,960 13,836,467
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 393,461 22,049,554
a
Entertainment  —  2 .3%
Electronic Arts, Inc. ....................... 142,512 29,061,047
Netflix, Inc.
(a)
............................ 287,438 23,998,199
Take-Two Interactive Software, Inc.
(a)
............ 25,430 5,602,229
Walt Disney Co. (The) ..................... 139,107 15,691,269
Warner Bros Discovery, Inc. , Series A
(a)
.......... 357,096 9,834,424
84,187,168
a
Financial Services  —  2 .1%
Mastercard, Inc. , Class A .................... 70,403 37,932,432
Visa, Inc. , Class A ........................ 121,847 39,214,020
77,146,452
a
Food Products  —  1 .2%
Bunge Global SA ......................... 148,602 16,922,796
General Mills, Inc. ........................ 390,043 18,043,389
Kraft Heinz Co. (The) ...................... 181,882 4,317,879
McCormick & Co., Inc. , NVS ................. 56,551 3,496,548
42,780,612
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .8%
Cooper Companies, Inc. (The)
(a)
............... 51,342 $ 4,178,212
Edwards Lifesciences Corp.
(a)
................ 271,087 22,055,638
IDEXX Laboratories, Inc.
(a)
................... 35,277 23,651,818
STERIS PLC ............................ 71,843 18,865,972
68,751,640
a
Health Care Providers & Services  —  1 .1%
Elevance Health, Inc. ...................... 44,984 15,552,768
Humana, Inc. ........................... 15,481 3,021,891
Labcorp Holdings, Inc. ..................... 24,859 6,749,716
Quest Diagnostics, Inc. ..................... 92,339 17,270,163
42,594,538
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 70,411 13,262,616
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 19,649 4,006,824
a
Hotels, Restaurants & Leisure  —  1 .0%
Booking Holdings, Inc. ..................... 3,680 18,406,771
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 135,862 5,280,956
Hilton Worldwide Holdings, Inc.
(b)
.............. 40,863 12,198,014
35,885,741
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 64,836 6,240,465
Clorox Co. (The) ......................... 107,739 12,151,882
Kimberly-Clark Corp. ...................... 110,415 11,040,396
Procter & Gamble Co. (The) ................. 179,658 27,266,694
56,699,437
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 188,026 28,798,062
a
Insurance  —  2 .6%
Arch Capital Group Ltd.
(a)
................... 77,724 7,464,613
Hartford Insurance Group, Inc. (The) ............ 142,810 19,287,918
Marsh & McLennan Companies, Inc. ............ 59,179 11,136,896
Progressive Corp. (The) .................... 60,042 12,488,736
Prudential Financial, Inc. .................... 295,898 32,877,227
Travelers Companies, Inc. (The) ............... 43,674 12,425,690
95,681,080
a
Interactive Media & Services  —  5 .4%
Alphabet, Inc. , Class A ..................... 349,904 118,267,552
Alphabet, Inc. , Class C , NVS ................. 247,215 83,689,694
201,957,246
IT Services  —  2 .5%
Accenture PLC , Class A .................... 52,816 13,924,410
Cloudflare, Inc. , Class A
(a)
................... 36,654 6,500,587
Gartner, Inc.
(a) (b)
.......................... 16,185 3,392,538
GoDaddy, Inc. , Class A
(a)
.................... 71,882 7,225,578
International Business Machines Corp. .......... 110,264 33,817,969
MongoDB, Inc. , Class A
(a)
................... 17,396 6,459,657
Okta, Inc. , Class A
(a)
....................... 52,535 4,438,157
Snowflake, Inc. , Class A
(a)
................... 33,164 6,390,703
Twilio, Inc. , Class A
(a)
...................... 96,859 11,667,635
93,817,234
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 88,668 11,868,212
Danaher Corp. .......................... 58,758 12,861,539
IQVIA Holdings, Inc.
(a)
...................... 24,706 5,686,086
Mettler-Toledo International, Inc.
(a)
............. 6,729 9,240,532
Waters Corp.
(a)
.......................... 33,066 12,258,227
Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 24,441 $ 5,648,804
57,563,400
a
Machinery  —  3 .1%
Caterpillar, Inc. .......................... 23,014 15,128,483
CNH Industrial N.V. ....................... 588,390 6,331,076
Cummins, Inc. ........................... 76,079 44,036,047
Deere & Co. ............................ 7,750 4,092,000
Pentair PLC ............................ 254,963 26,865,451
Xylem, Inc. ............................. 136,140 18,769,622
115,222,679
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 158,467 17,803,768
a
Multi-Utilities  —  0 .6%
NiSource, Inc. ........................... 490,320 21,716,273
a
Oil, Gas & Consumable Fuels  —  2 .8%
Cheniere Energy, Inc. ...................... 114,462 24,211,002
ONEOK, Inc. ............................ 383,083 30,336,343
Targa Resources Corp. ..................... 126,325 25,388,799
Valero Energy Corp. ....................... 36,470 6,616,752
Williams Companies, Inc. (The) ............... 292,527 19,675,366
106,228,262
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 126,315 8,322,895
a
Pharmaceuticals  —  2 .6%
Eli Lilly & Co. ........................... 57,664 59,806,218
Merck & Co., Inc. ......................... 181,800 20,047,086
Zoetis, Inc. , Class A ....................... 149,199 18,623,019
98,476,323
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 143,078 35,314,512
Broadridge Financial Solutions, Inc. ............ 80,394 15,846,461
Jacobs Solutions, Inc. ...................... 77,627 10,499,828
61,660,801
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 92,970 15,835,580
a
Semiconductors & Semiconductor Equipment  —  16 .2%
Advanced Micro Devices, Inc.
(a)
............... 121,231 28,699,015
Analog Devices, Inc. ....................... 38,539 11,981,004
Applied Materials, Inc. ..................... 170,766 55,041,297
Broadcom, Inc. .......................... 284,051 94,106,096
Intel Corp.
(a)
............................ 388,551 18,055,965
Lam Research Corp. ...................... 162,986 38,050,711
Marvell Technology, Inc. .................... 72,250 5,701,970
Micron Technology, Inc. ..................... 75,918 31,496,860
NVIDIA Corp. ........................... 1,429,555 273,230,847
NXP Semiconductors N.V. ................... 95,534 21,604,059
Texas Instruments, Inc. ..................... 126,403 27,246,167
605,213,991
a
Software  —  9 .9%
Adobe, Inc.
(a) (b)
........................... 50,431 14,788,891
AppLovin Corp. , Class A
(a)
................... 16,345 7,732,983
Atlassian Corp. , Class A
(a)
................... 26,034 3,076,698
Autodesk, Inc.
(a)
.......................... 90,567 22,901,677
Cadence Design Systems, Inc.
(a)
.............. 46,263 13,710,503
HubSpot, Inc.
(a)
.......................... 9,445 2,644,600
Intuit, Inc. .............................. 48,933 24,413,652
Microsoft Corp. .......................... 363,142 156,256,371

iShares
®
ESG Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 115,092 $ 18,941,841
Palo Alto Networks, Inc.
(a) (b)
.................. 134,094 23,730,615
PTC, Inc.
(a)
............................. 24,666 3,851,103
Salesforce, Inc. .......................... 120,258 25,529,571
ServiceNow, Inc.
(a)
........................ 194,408 22,747,680
Strategy, Inc. , Class A
(a) (b)
................... 18,099 2,709,601
Synopsys, Inc.
(a)
......................... 25,909 12,050,665
Workday, Inc. , Class A
(a)
.................... 53,382 9,375,481
Zscaler, Inc.
(a)
........................... 29,705 5,941,297
370,403,229
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 59,712 10,705,167
Crown Castle, Inc. ........................ 122,901 10,669,036
Digital Realty Trust, Inc. .................... 120,786 20,044,437
Equinix, Inc. ............................ 29,766 24,435,803
Iron Mountain, Inc. ........................ 59,987 5,526,602
71,381,045
a
Specialty Retail  —  3 .3%
Best Buy Co., Inc. ........................ 147,391 9,595,154
Carvana Co. , Class A
(a)
..................... 11,324 4,542,170
Home Depot, Inc. (The) .................... 133,484 50,001,771
Lowe's Companies, Inc. .................... 90,734 24,231,422
Tractor Supply Co. ........................ 359,824 18,307,845
Ulta Beauty, Inc.
(a)
........................ 6,953 4,501,094
Williams-Sonoma, Inc. ..................... 66,206 13,549,058
124,728,514
a
Technology Hardware, Storage & Peripherals  —  6 .4%
Apple, Inc. ............................. 742,656 192,704,379
Hewlett Packard Enterprise Co. ............... 516,788 11,121,278
NetApp, Inc. ............................ 33,389 3,217,030
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ...................... 126,572 $ 31,672,111
238,714,798
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 101,757 12,143,680
a
Trading Companies & Distributors  —  1 .0%
Ferguson Enterprises, Inc. ................... 35,014 8,839,634
United Rentals, Inc. ....................... 4,600 3,597,476
WW Grainger, Inc. ........................ 21,824 23,568,611
36,005,721
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,810,675,416 ) ............................... 3,728,666,539
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 14,291,473 14,298,619
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 3,257,598 3,257,598
a
Total Short-Term Securities — 0.5%
(Cost: $ 17,556,217 ) ................................. 17,556,217
Total Investments — 100.3%
(Cost: $ 2,828,231,633 ) ............................... 3,746,222,756
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (12,325,933)
Net Assets — 100.0% ................................. $ 3,733,896,823
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,508,461  $ 7,787,863
(a)
$ —  $ 4,287  $ (1,992) $ 14,298,619  14,291,473  $ 21,632
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,294,342  —  (1,036,744)
(a)
—  —  3,257,598  3,257,598  173,499  —
$ —  $ 4,287  $ (1,992)
$ 17,556,217
$ 195,131  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG Optimized MSCI USA ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 14 03/20/26 $ 4,876 $ 18,536
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,728,666,539  $ —  $ —  $ 3,728,666,539
Short-Term Securities
Money Market Funds ...................................... 17,556,217  —  —  17,556,217
$ 3,746,222,756  $ —  $ —  $ 3,746,222,756
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 18,536  $ —  $ —  $ 18,536
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust